Employee Benefits - Bonus Plan Expenses (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Bonus Expenses [Line Items]
Wages and salaries		€ 1,777.9	€ 1,492.8	€ 1,279.6
Deferred Bonus [Member]
Bonus Expenses [Line Items]
Wages and salaries		69.1	55.5	52.0
Deferred Bonus [Member] | Other Management [Member]
Bonus Expenses [Line Items]
Wages and salaries		64.6	51.7	48.5
Deferred Bonus [Member] | Management [Member]
Bonus Expenses [Line Items]
Wages and salaries	[1]	€ 4.5	€ 3.8	€ 3.5

[1]	1.Includes all members that served on the Board of Management throughout the year.